Label	Element	Value
MFS® Lifetime 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001330967_SupplementTextBlock
SUPPLEMENT TO PROSPECTUS

The date of this supplement is March 31, 2015.

For Certain MFS® Funds

Effective March 31, 2015, MFS Research Bond Fund changed its name to MFS Total Return Bond Fund; therefore, all references to MFS Research Bond Fund are hereby replaced with references to MFS Total Return Bond Fund.

Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Lifetime 2035 Fund